INCOME TAXES (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Tax
Canada	(621,000)	(2,074,000)	569,000
United States	8,510,000	3,722,000	80,626,000
Current Tax expense/(recovery)	7,889,000	1,648,000	81,195,000
Deferred Tax
Canada	(21,166,000)	17,720,000	(311,000)
United States	51,919,000	(292,359,000)	(163,297,000)
Deferred Tax expense/(recovery)	30,753,000	(274,639,000)	(163,608,000)
Income Tax expense/(recovery)	38,642,000	(272,991,000)	(82,413,000)
Deferred income tax expense recognized in Other Comprehensive Income	1,000,000	3,000,000	100,000